Guarantees, commitments and risks (Details 7) € in Millions	Dec. 31, 2017 EUR (€)
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Committed projects	€ 23,859
Maturity Year One [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Committed projects	6,309
Maturity Year Two [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Committed projects	5,688
Maturity Year Three [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Committed projects	4,717
Maturity Year Four [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Committed projects	3,375
Maturity Year Five And Thereafter [Member]
DisclosureOfContingentLiabilitiesExplanatoryLineItems [Line Items]
Committed projects	€ 3,770